ACCOUNTS PAYABLE	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE	(9) Accounts payable Accounts payable are for R&D expenses as of September 30, 2024 and 2023. MAIUS PHARMACEUTICAL CO., LTD. NOTES TO CONSOLIDATED FINANCIAL STATEMENTS SEPTEMBER 30, 2024 AND 2023